Share-Based Compensation - Stock Option Activity Narrative (Details) - $ / shares		3 Months Ended	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Weighted average grant-date fair value of stock options granted (in dollars per share)		$ 4.86	$ 6.87
Granted (in shares)	0	1,082,893	3,720,112